Tax Matters - Tax Deductibility, Inspections in Spain Narrative (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Sep. 27, 2023	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Oct. 24, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Positive tax effect of impairment of goodwill			€ 2,368.0
Amortized goodwill for tax purposes			480.0	€ 419.0
2008-2011 Inspection Procedure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax refund, receivable from tax paid					€ 790.0
Tax refund, interest receivable from tax paid					€ 526.0
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Proceeds from favorable tax appeal		€ 13.4
Telefónica Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized	€ 334.0		€ 334.0